SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 26,570	$ 17,649
Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	10,060	12,530
Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	16,510	5,119
Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,260	1,384
Cyber Security [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	343	498
Cyber Security [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	917	886
IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	23,766	15,628
IoT [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	8,262	11,697
IoT [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	15,504	3,931
e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,544	637
e-Gov [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,455	335
e-Gov [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	89	302
Africa [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,455	374
Africa [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
Africa [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
Africa [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,455	374
European countries [Member]
Disaggregation of Revenue [Line Items]
Total revenue	17,673	9,559
European countries [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	328	273
European countries [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	17,256	9,023
European countries [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	89	263
South America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	12	0
South America [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	12	0
South America [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
South America [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
United States [Member]
Disaggregation of Revenue [Line Items]
Total revenue	6,766	6,877
United States [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	279	351
United States [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	6,487	6,526
United States [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
Israel [Member]
Disaggregation of Revenue [Line Items]
Total revenue	585	693
Israel [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	562	614
Israel [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	23	79
Israel [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
APAC [Member]
Disaggregation of Revenue [Line Items]
Total revenue	79	146
APAC [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	79	146
APAC [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
APAC [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 0	$ 0